400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 1377 Andrew.Josef@blackrock.com

May 18, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 1, 2012 to the prospectuses for the Shares iBoxx $ High Yield Corporate Bond Fund and the iShares iBoxx $ Investment Grade Corporate Bond Fund. The purpose of this filing is to submit the 497 dated May 1, 2012 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Very truly yours,

/s/ Andrew Josef
Andrew Josef

cc: Benjamin Haskin, Esq.